Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 26, 2021
C000222711
Account Value [Line Items]
Account Value	$ 11,540	$ 11,432	$ 11,437	$ 11,117	$ 10,564	$ 10,277	$ 9,540	$ 9,457	$ 9,040	$ 8,862	$ 8,868	$ 8,654	$ 9,051	$ 9,621	$ 10,010	$ 10,180	$ 10,000
C000222710
Account Value [Line Items]
Account Value	580,905	575,430	575,459	558,895	531,111	516,150	479,330	475,148	453,717	444,830	444,852	434,151	453,515	482,050	501,000	509,000	500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	13,543	13,616	13,881	12,846	11,972	11,585	10,322	10,183	9,384	9,008	9,166	8,874	9,197	9,799	10,276	10,233	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	677,135	680,784	694,059	642,295	598,608	579,226	516,085	509,175	469,191	450,402	458,300	443,697	459,835	489,956	513,804	511,655	500,000
S&P Target Date 2030 Index
Account Value [Line Items]
Account Value	11,666	11,488	11,455	11,231	10,653	10,406	9,759	9,678	9,325	9,161	9,104	8,910	9,270	9,762	10,038	10,163	10,000
S&P Target Date 2030 Index
Account Value [Line Items]
Account Value	$ 583,323	$ 574,403	$ 572,766	$ 561,567	$ 532,643	$ 520,309	$ 487,954	$ 483,878	$ 466,264	$ 458,025	$ 455,178	$ 445,521	$ 463,486	$ 488,097	$ 501,891	$ 508,125	$ 500,000